CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts payable	$ 16,029	$ 8,309
Deferred revenues	95,336	55,099
Customer advances and deposits	35,983	21,369
Taxes payable	7,392	2,264
Salary and welfare payable	28,804	17,962
Accrued expenses and other current liabilities	13,071	8,055
Ordinary share, par value per share	$ 0.00001	$ 0.00001
Ordinary share, shares authorized	5,000,000,000	5,000,000,000
Ordinary share, shares issued	176,375,211	158,876,693
Ordinary share, shares outstanding	176,375,211	158,876,693
Variable Interest Entities [Member]
Accounts payable	6,698	1,123
Deferred revenues	62,455	42,942
Customer advances and deposits	10,095	5,670
Taxes payable	1,637	1,751
Salary and welfare payable	11,343	8,471
Accrued expenses and other current liabilities	$ 6,681	$ 2,181
Class A Ordinary Shares [Member]
Ordinary share, par value per share	$ 0.00001
Ordinary share, shares authorized	4,800,000,000	4,800,000,000
Ordinary share, shares issued	101,574,732	27,064,706
Ordinary share, shares outstanding	101,574,732	27,064,706
Class B Ordinary Shares [Member]
Ordinary share, par value per share	$ 0.00001
Ordinary share, shares authorized	200,000,000	200,000,000
Ordinary share, shares issued	74,800,479	131,811,987
Ordinary share, shares outstanding	74,800,479	131,811,987